Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 41.6%
Banks - 1.5%
JPMorgan Chase & Co.	18,000	$ 1,732,860
US Bancorp	27,000	967,950

		2,700,810

Beverages - 2.1%
Coca-Cola Co.	27,000	1,332,990
PepsiCo, Inc.	17,400	2,411,640

		3,744,630

Biotechnology - 0.9%
Amgen, Inc.	6,500	1,652,040

Capital Markets - 3.2%
BlackRock, Inc.	4,700	2,648,685
CME Group, Inc.	6,000	1,003,860
Northern Trust Corp.	26,300	2,050,611

		5,703,156

Chemicals - 1.2%
Linde PLC	9,100	2,166,983

Communications Equipment - 1.4%
Cisco Systems, Inc.	62,500	2,461,875

Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	54,000	3,212,460

Electric Utilities - 1.2%
NextEra Energy, Inc.	7,800	2,164,968

Electrical Equipment - 1.0%
Emerson Electric Co.	27,200	1,783,504

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity, Ltd.	19,800	1,935,252

Food Products - 1.5%
Hershey Co.	6,200	888,708
Nestle SA, ADR	15,000	1,788,825

		2,677,533

Health Care Equipment & Supplies - 0.7%
Medtronic PLC	12,200	1,267,824

Hotels, Restaurants & Leisure - 2.1%
McDonald’s Corp.	11,000	2,414,390
Starbucks Corp.	16,000	1,374,720

		3,789,110

Household Products - 1.6%
Colgate-Palmolive Co.	12,500	964,375
Procter & Gamble Co.	14,000	1,945,860

		2,910,235

Industrial Conglomerates - 1.4%
3M Co.	11,300	1,810,034
Honeywell International, Inc.	4,500	740,745

		2,550,779

Insurance - 0.8%
Travelers Cos., Inc.	14,000	1,514,660

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.9%
Accenture PLC, Class A	5,500	$ 1,242,945
Automatic Data Processing, Inc.	5,400	753,246
Paychex, Inc.	18,000	1,435,860

		3,432,051

Machinery - 1.3%
Caterpillar, Inc.	15,800	2,356,570

Media - 1.7%
Comcast Corp., Class A	68,000	3,145,680

Multi-Utilities - 1.1%
Dominion Energy, Inc.	25,300	1,996,929

Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	43,000	2,592,470
Johnson & Johnson	21,000	3,126,480
Merck & Co., Inc.	23,000	1,907,850
Novartis AG, ADR	8,500	739,160
Pfizer, Inc.	34,500	1,266,150

		9,632,110

Road & Rail - 0.8%
Union Pacific Corp.	7,800	1,535,586

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	15,500	1,809,470
Texas Instruments, Inc.	16,200	2,313,198

		4,122,668

Specialty Retail - 2.7%
Home Depot, Inc.	12,700	3,526,917
Lowe’s Cos., Inc.	8,000	1,326,880

		4,853,797

Trading Companies & Distributors - 1.0%
Fastenal Co.	38,300	1,726,947

Total Common Stocks (Cost $59,907,754)		75,038,157

	Principal	Value
ASSET-BACKED SECURITIES - 3.0%
BMW Floorplan Master Owner Trust
Series 2018-1, Class A2,
1-Month LIBOR + 0.32%, 0.47% (A), 05/15/2023 (B)	$ 175,000	175,154
CarMax Auto Owner Trust
Series 2018-3, Class A3,
3.13%, 06/15/2023	163,180	166,393
CCG Receivables Trust
Series 2020-1, Class A2,
0.54%, 12/14/2027 (B)	500,000	500,042
Chesapeake Funding II LLC
Series 2017-4A, Class A1,
2.12%, 11/15/2029 (B)	124,873	125,803
Series 2018-1A, Class A1,
3.04%, 04/15/2030 (B)	199,625	203,994
Series 2018-2A, Class A1,
3.23%, 08/15/2030 (B)	74,156	75,232
Series 2018-3A, Class B,
3.62%, 01/15/2031 (B)	100,000	104,531
Series 2020-1A, Class A1,
0.87%, 08/16/2032 (B)	195,423	195,975

Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2019-A, Class A4,
3.22%, 01/15/2026	$ 130,000	$ 138,138
Dell Equipment Finance Trust
Series 2019-2, Class A3,
1.91%, 10/22/2024 (B)	550,000	560,409
Enterprise Fleet Financing LLC
Series 2017-3, Class A2,
2.13%, 05/22/2023 (B)	8,714	8,722
Series 2017-3, Class A3,
2.36%, 05/20/2023 (B)	105,000	106,210
Series 2019-3, Class A2,
2.06%, 05/20/2025 (B)	593,541	603,958
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (B)	400,000	403,154
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class B,
2.87%, 10/16/2024	350,000	366,128
GreatAmerica Leasing Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 06/15/2022 (B)	100,000	100,852
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A3,
0.46%, 08/15/2024 (B)	750,000	750,793
Verizon Owner Trust
Series 2018-A, Class A1A,
3.23%, 04/20/2023	360,000	365,580
Series 2020-A, Class B,
1.98%, 07/22/2024	150,000	155,109
Wheels SPV 2 LLC
Series 2019-1A, Class A2,
2.30%, 05/22/2028 (B)	354,910	358,859

Total Asset-Backed Securities (Cost $5,401,544)		5,465,036

CORPORATE DEBT SECURITIES - 25.5%
Aerospace & Defense - 0.4%
Boeing Co.
5.81%, 05/01/2050	150,000	181,467
Northrop Grumman Corp.
2.93%, 01/15/2025	250,000	272,014
Textron, Inc.
2.45%, 03/15/2031	250,000	248,421

		701,902

Air Freight & Logistics - 0.1%
FedEx Corp.
3.80%, 05/15/2025	150,000	169,686

Airlines - 0.5%
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.75%, 10/20/2028 (B)	250,000	259,570
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	546,558
5.25%, 05/04/2025	150,000	165,204

		971,332

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 4.4%
Bank of America Corp.
Fixed until 07/21/2022, 2.82% (A), 07/21/2023, MTN	$ 500,000	$ 519,312
Fixed until 10/01/2024, 3.09% (A), 10/01/2025, MTN	300,000	323,490
Bank of Montreal
3.30%, 02/05/2024, MTN	165,000	178,753
Citigroup, Inc.
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	400,000	462,649
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	242,280
Fifth Third Bank NA
3.35%, 07/26/2021	250,000	255,575
Huntington Bancshares, Inc.
2.55%, 02/04/2030	150,000	157,114
Huntington National Bank
3.55%, 10/06/2023	500,000	544,041
JPMorgan Chase & Co.
2.97%, 01/15/2023	250,000	258,155
3.13%, 01/23/2025	400,000	436,343
Fixed until 04/01/2025 (C), 4.00% (A)	350,000	330,750
KeyCorp
5.10%, 03/24/2021, MTN	750,000	767,072
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/2029	400,000	441,908
National Securities Clearing Corp.
1.50%, 04/23/2025 (B)	200,000	206,214
PNC Bank NA
2.70%, 10/22/2029	125,000	135,002
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	500,000	575,511
Regions Financial Corp.
2.25%, 05/18/2025 (D)	250,000	264,041
2.75%, 08/14/2022	300,000	312,014
3.20%, 02/08/2021 (D)	100,000	100,731
Royal Bank of Canada
1.15%, 06/10/2025, MTN	500,000	506,984
Truist Bank
2.25%, 03/11/2030	150,000	154,748
Truist Financial Corp.
1.95%, 06/05/2030, MTN	200,000	205,684
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (A), 04/30/2026	250,000	260,757
Fixed until 06/02/2027, 2.39% (A), 06/02/2028, MTN	200,000	208,656

		7,847,784

Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	230,104

Biotechnology - 0.1%
AbbVie, Inc.
3.75%, 11/14/2023	225,000	245,522

Building Products - 0.1%
Carrier Global Corp.
3.58%, 04/05/2050 (B)	100,000	106,233

Capital Markets - 1.5%
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (C), 4.70% (A)	200,000	212,200
Cboe Global Markets, Inc.
3.65%, 01/12/2027	235,000	267,331

Transamerica Series Trust	Page 2

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	$ 225,000	$ 231,759
Goldman Sachs Group, Inc.
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	500,000	541,194
Intercontinental Exchange, Inc.
2.35%, 09/15/2022	300,000	310,628
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	254,759
Morgan Stanley
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	125,000	130,911
3.88%, 01/27/2026, MTN	250,000	284,944
4.30%, 01/27/2045	250,000	316,815
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	136,254

		2,686,795

Chemicals - 0.6%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	175,000	210,204
E.I. du Pont de Nemours & Co.
1.70%, 07/15/2025	100,000	103,799
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (B)	250,000	251,133
3.47%, 12/01/2050 (B)	500,000	504,839

		1,069,975

Construction & Engineering - 0.3%
Quanta Services, Inc.
2.90%, 10/01/2030	450,000	459,274

Construction Materials - 0.3%
Vulcan Materials Co.
3.50%, 06/01/2030	425,000	475,967

Consumer Finance - 0.6%
American Express Co.
2.50%, 08/01/2022	200,000	207,258
Capital One Financial Corp.
3.30%, 10/30/2024	500,000	541,934
John Deere Capital Corp.
1.75%, 03/09/2027, MTN	200,000	209,060
Synchrony Financial
3.70%, 08/04/2026	100,000	107,013

		1,065,265

Containers & Packaging - 0.6%
WRKCo, Inc.
3.00%, 06/15/2033	300,000	326,338
3.75%, 03/15/2025	300,000	335,258
3.90%, 06/01/2028	325,000	370,424

		1,032,020

Diversified Consumer Services - 0.2%
Ford Foundation
2.42%, 06/01/2050	350,000	359,562

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	200,000	206,110
4.63%, 10/15/2027	250,000	242,138

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Berkshire Hathaway, Inc.
3.13%, 03/15/2026 (D)	$ 100,000	$ 111,639
USAA Capital Corp.
2.13%, 05/01/2030 (B)	150,000	158,040

		717,927

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
2.25%, 02/01/2032	400,000	400,080
4.75%, 05/15/2046	75,000	88,108
Verizon Communications, Inc.
3.88%, 02/08/2029	250,000	295,751
4.33%, 09/21/2028	478,000	579,574
4.40%, 11/01/2034	300,000	374,002

		1,737,515

Electric Utilities - 0.4%
Duke Energy Corp.
3.75%, 09/01/2046	250,000	285,404
Florida Power & Light Co.
2.85%, 04/01/2025	200,000	219,274
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	246,476

		751,154

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	292,000	314,409
4.00%, 12/21/2025 (B)	20,000	22,393

		336,802

Entertainment - 0.1%
Walt Disney Co.
3.80%, 03/22/2030	150,000	178,067

Equity Real Estate Investment Trusts - 0.5%
Brixmor Operating Partnership, LP
3.65%, 06/15/2024	250,000	262,200
Healthpeak Properties, Inc.
3.25%, 07/15/2026	350,000	390,728
Host Hotels & Resorts, LP
3.50%, 09/15/2030	250,000	239,302

		892,230

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.
1.60%, 04/20/2030	350,000	355,856
1.75%, 04/20/2032	200,000	205,194
Sysco Corp.
5.95%, 04/01/2030	150,000	190,114
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	250,000	273,165
4.50%, 11/18/2034	300,000	343,092

		1,367,421

Food Products - 0.7%
General Mills, Inc.
2.88%, 04/15/2030	75,000	82,232
Hershey Co.
0.90%, 06/01/2025	350,000	351,815
Hormel Foods Corp.
1.80%, 06/11/2030	150,000	154,827

Transamerica Series Trust	Page 3

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mars, Inc.
2.38%, 07/16/2040 (B)	$ 350,000	$ 350,012
3.95%, 04/01/2049 (B)	300,000	363,174

		1,302,060

Gas Utilities - 0.2%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029	250,000	275,387

Health Care Providers & Services - 1.4%
Anthem, Inc.
2.38%, 01/15/2025	400,000	425,389
Cigna Corp.
4.38%, 10/15/2028	50,000	59,478
4.90%, 12/15/2048	100,000	129,801
CVS Health Corp.
2.63%, 08/15/2024	400,000	426,360
5.13%, 07/20/2045	250,000	315,872
Health Care Service Corp.
2.20%, 06/01/2030 (B)	350,000	358,490
Humana, Inc.
2.50%, 12/15/2020	250,000	251,045
UnitedHealth Group, Inc.
3.70%, 08/15/2049	500,000	598,208

		2,564,643

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.
2.13%, 03/01/2030, MTN	200,000	208,108
4.20%, 04/01/2050, MTN	75,000	91,282
4.88%, 12/09/2045, MTN	250,000	324,182

		623,572

Household Products - 0.1%
Kimberly-Clark Corp.
3.10%, 03/26/2030	200,000	229,433

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.
3.50%, 12/01/2024	200,000	219,242
General Electric Co.
3.45%, 05/01/2027	125,000	132,348

		351,590

Insurance - 1.5%
Aflac, Inc.
3.63%, 11/15/2024	300,000	334,942
4.75%, 01/15/2049	250,000	322,383
American International Group, Inc.
4.75%, 04/01/2048	300,000	367,547
Belrose Funding Trust
2.33%, 08/15/2030 (B)	250,000	247,065
Empower Finance, LP
3.08%, 09/17/2051 (B)	350,000	363,449
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	268,566
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	109,814
MetLife, Inc.
Fixed until 09/15/2025 (C), 3.85% (A)	300,000	299,325

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (A), 10/01/2050	$ 250,000	$ 255,075
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	204,375

		2,772,541

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.
2.80%, 08/22/2024	300,000	324,704
eBay, Inc.
1.90%, 03/11/2025	150,000	156,331
Expedia Group, Inc.
3.25%, 02/15/2030	600,000	578,106

		1,059,141

IT Services - 0.6%
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	450,000	487,498
Fiserv, Inc.
3.50%, 07/01/2029	400,000	455,966
Western Union Co.
2.85%, 01/10/2025	150,000	158,125

		1,101,589

Machinery - 0.3%
Otis Worldwide Corp.
2.57%, 02/15/2030	175,000	188,078
Xylem, Inc.
2.25%, 01/30/2031	350,000	371,089

		559,167

Media - 0.5%
Comcast Corp.
1.50%, 02/15/2031	100,000	99,064
3.40%, 04/01/2030	50,000	57,693
4.15%, 10/15/2028	350,000	421,757
Discovery Communications LLC
5.00%, 09/20/2037	250,000	297,984

		876,498

Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets America, Inc.
3.12%, 05/04/2026	200,000	220,801
ConocoPhillips Co.
4.15%, 11/15/2034	129,000	143,488
Enbridge, Inc.
Fixed until 04/15/2030, 5.75% (A), 07/15/2080	275,000	284,836
Energy Transfer Operating, LP
5.25%, 04/15/2029	100,000	107,361
Enterprise Products Operating LLC
3.75%, 02/15/2025	400,000	444,593
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	267,357
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	415,483
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	325,883
4.70%, 05/01/2025	200,000	226,015
MPLX, LP
2.65%, 08/15/2030	250,000	244,016
4.80%, 02/15/2029	150,000	171,726

Transamerica Series Trust	Page 4

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66
2.15%, 12/15/2030	$ 500,000	$ 486,248
4.65%, 11/15/2034	400,000	477,725
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (B)	175,000	197,129
Valero Energy Corp.
6.63%, 06/15/2037	250,000	314,472
Valero Energy Partners, LP
4.50%, 03/15/2028	400,000	448,033

		4,775,166

Personal Products - 0.0% (E)
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	75,000	81,938

Pharmaceuticals - 1.1%
Royalty Pharma PLC
2.20%, 09/02/2030 (B)	400,000	399,280
3.55%, 09/02/2050 (B)	400,000	387,905
Upjohn, Inc.
2.70%, 06/22/2030 (B)	350,000	362,376
Zoetis, Inc.
3.00%, 09/12/2027 - 05/15/2050	700,000	767,075

		1,916,636

Road & Rail - 0.2%
Norfolk Southern Corp.
3.25%, 12/01/2021	400,000	409,942

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
4.15%, 11/15/2030	175,000	196,585
Intel Corp.
3.73%, 12/08/2047	400,000	477,692
Lam Research Corp.
1.90%, 06/15/2030	150,000	155,640
Micron Technology, Inc.
2.50%, 04/24/2023	200,000	207,691
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.15%, 05/01/2027 (B)	75,000	81,060

		1,118,668

Software - 0.6%
Citrix Systems, Inc.
4.50%, 12/01/2027	70,000	80,211
Intuit, Inc.
1.65%, 07/15/2030	250,000	253,986
Oracle Corp.
4.00%, 07/15/2046	325,000	385,232
salesforce.com, Inc.
3.70%, 04/11/2028	300,000	354,201

		1,073,630

Specialty Retail - 0.5%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	250,000	249,258
Home Depot, Inc.
3.35%, 04/15/2050	125,000	144,701
Lowe’s Cos., Inc.
4.55%, 04/05/2049	400,000	513,267

		907,226

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.35%, 07/15/2046 (B)	75,000	99,091

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
2.85%, 03/27/2030	$ 75,000	$ 84,234
3.38%, 03/27/2050	275,000	321,235

		405,469

Total Corporate Debt Securities (Cost $42,021,660)		45,905,924

MORTGAGE-BACKED SECURITIES - 0.4%
JPMorgan Wealth Management
Series 2020-ATR1, Class A3,
3.00% (A), 02/25/2050 (B)	370,049	378,230
Sequoia Mortgage Trust
Series 2013-7, Class A2,
3.00% (A), 06/25/2043	285,273	289,491

Total Mortgage-Backed Securities (Cost $669,016)		667,721

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Massachusetts - 0.0% (E)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,140

New York - 0.5%
Metropolitan Transportation Authority, Revenue Bonds,
6.55%, 11/15/2031	340,000	406,205
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
6.27%, 08/01/2039	500,000	502,180

		908,385

Oregon - 0.1%
Hillsboro School District No. 1, General Obligation Limited,
4.36%, 06/30/2034	200,000	225,104

Total Municipal Government Obligations (Cost $1,224,934)		1,168,629

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.0%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/2032 - 06/01/2035	1,383,049	1,445,397
3.00%, 09/01/2042 - 10/01/2046	2,489,120	2,637,105
3.50%, 11/01/2040 - 12/01/2047	1,469,839	1,575,264
4.00%, 04/01/2033 - 03/01/2047	582,217	622,868
4.50%, 02/01/2025 - 05/01/2048	746,566	825,663
5.50%, 01/01/2037	41,796	48,736
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	552,241
2.98%, 11/25/2025	350,000	377,109
3.12%, 06/25/2027	750,000	850,137
Federal Home Loan Mortgage Corp. REMIC
5.00%, 07/15/2036	151,545	173,062
Federal National Mortgage Association
2.49% (A), 03/25/2023	269,025	277,696
2.50%, 06/01/2031 - 10/01/2034	795,577	831,732
3.00%, 12/01/2028 - 03/01/2043	2,570,980	2,729,930
3.06% (A), 09/25/2027	635,393	688,056

Transamerica Series Trust	Page 5

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.20% (A), 11/25/2027	$ 500,000	$ 546,789
3.50%, 12/01/2031 - 08/01/2049	1,949,720	2,077,855
4.00%, 02/01/2035 - 12/01/2046	1,274,681	1,394,108
4.50%, 03/01/2039 - 07/01/2041	91,132	102,574
Federal National Mortgage Association REMIC
1.38%, 09/25/2027	856,702	867,828
2.50%, 04/25/2040	28,236	28,426
3.50%, 04/25/2031	288,941	312,921
FREMF Mortgage Trust
3.68% (A), 11/25/2047 (B)	274,000	284,996
4.50% (A), 01/25/2046 (B)	500,000	502,338
Government National Mortgage Association
3.50%, 12/15/2042	75,715	79,817
4.00%, 12/15/2039	8,580	9,230
4.50%, 08/15/2040	5,154	5,678

Total U.S. Government Agency Obligations (Cost $19,098,770)		19,847,556

U.S. GOVERNMENT OBLIGATIONS - 14.8%
U.S. Treasury - 14.5%
U.S. Treasury Bond
1.25%, 05/15/2050 (D)	300,000	285,188
2.00%, 02/15/2050	500,000	567,266
2.50%, 02/15/2045	1,000,000	1,233,437
2.75%, 08/15/2042 (D)	750,000	962,783
2.75%, 11/15/2042	800,000	1,026,281
3.00%, 05/15/2047	900,000	1,222,031
3.38%, 11/15/2048	500,000	729,375
3.75%, 08/15/2041	250,000	367,549
4.38%, 05/15/2041	500,000	792,559
U.S. Treasury Note
0.38%, 09/30/2027	510,000	506,892
1.50%, 08/15/2026	2,250,000	2,399,062
1.63%, 08/15/2022	3,300,000	3,392,684
1.75%, 05/15/2022	2,000,000	2,052,500
2.00%, 02/15/2023 - 08/15/2025 (D)	4,000,000	4,245,019
2.13%, 03/31/2024	1,200,000	1,281,281
2.38%, 05/15/2027 (D)	1,750,000	1,973,057
2.63%, 02/15/2029 (D)	1,000,000	1,168,516
2.88%, 05/15/2028	1,700,000	2,000,953

		26,206,433

U.S. Treasury Inflation-Protected Securities - 0.3%
U.S. Treasury Inflation-Indexed Note
0.13%, 10/15/2024	504,855	535,906

Total U.S. Government Obligations (Cost $23,954,908)		26,742,339

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (F)	361,043	361,043

Total Other Investment Company (Cost $361,043)		361,043

	Principal	Value
REPURCHASE AGREEMENT - 2.4%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2020, to be repurchased at $4,263,470 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 08/31/2022, and with a value of $4,348,829.

	$ 4,263,470	$ 4,263,470

Total Repurchase Agreement (Cost $4,263,470)		4,263,470

Total Investments (Cost $156,903,099)		179,459,875
Net Other Assets (Liabilities) - 0.5%		929,820

Net Assets - 100.0%		$ 180,389,695

Transamerica Series Trust	Page 6

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$75,038,157	$—	$—	$75,038,157
Asset-Backed Securities	—	5,465,036	—	5,465,036
Corporate Debt Securities	—	45,905,924	—	45,905,924
Mortgage-Backed Securities	—	667,721	—	667,721
Municipal Government Obligations	—	1,168,629	—	1,168,629
U.S. Government Agency Obligations	—	19,847,556	—	19,847,556
U.S. Government Obligations	—	26,742,339	—	26,742,339
Other Investment Company	361,043	—	—	361,043
Repurchase Agreement	—	4,263,470	—	4,263,470

Total Investments	$75,399,200	$104,060,675	$—	$179,459,875

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $11,540,387, representing 6.4% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,053,348, collateralized by cash collateral of $361,043 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,878,357. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at September 30, 2020.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Transamerica Series Trust	Page 7

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 8

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 9